Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Current Assets:
Cash	$ 3,409	$ 3,409
Prepaid expenses	2,315
Due from Joint Venture	1,345	373	$ 301
Investment in Joint Venture tangible equity units, current	15,154
Income taxes receivable	1,602	1,781	15,828
Total current assets	23,825	5,563	16,129
Dividend receivable	34,547	81,264	59,116
Investment in the Joint Venture	1,826,887	1,211,996	1,298,759
Investment in Joint Venture tangible equity units	259,237
Total assets	2,144,496	1,298,823	1,374,004
Current liabilities:
Accounts payable and accrued expenses	453	176
Accrued expenses		176	301
Due to the Joint Venture	9,513	6,167	15,828
Current portion of long-term debt	15,154
Total current liabilities	25,120	6,343	16,129
Long-term debt	27,384
Due to McKesson	48,363
Deferred income tax liabilities	156,770	159,993	181,303
Other liabilities	752
Commitments and contingencies
Stockholders' Equity:
Common Stock	124	75
Preferred stock (par value, $.001), 900,000,000 and 0 shares authorized and no shares issued and outstanding at September 30, 2019 and March 31, 2019, respectively
Additional paid-incapital	2,006,494	1,153,509
Accumulated other comprehensive income (loss)	(6,593)	(3,256)	2,536
Retained earnings (deficit)	(113,918)	(17,841)	34,661
Total stockholders' equity	1,886,107	1,132,487	1,176,572
Total liabilities and stockholders' equity	$ 2,144,496	1,298,823	1,374,004
Previously Reported [Member]
Stockholders' Equity:
Common Stock		1	1
Additional paid-incapital		$ 1,153,583	$ 1,139,374